Related Parties (Tables)	3 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of balances with related parties
As of December 31, 2021

Other current liabilities	72
Loans from related parties (*)	5,816

(*)	see Note 6